INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 8,373	$ 7,834
Current liabilities	(12,609)	(8,782)
Net income for the year	1,734	849
Total for all associates | Total for all joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	749	581
Long-term assets	3,584	3,423
Current liabilities	(1,234)	(1,109)
Long-term liabilities	(3,395)	(2,456)
Total net assets	(296)	439
Our share of net assets	(99)	290
Revenue	2,731	2,546
Expenses	(3,473)	(3,710)
Net income for the year	(742)	(1,164)
Our share of net loss	$ (376)	$ (589)